Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) item shares	Dec. 31, 2021 USD ($) shares	Sep. 01, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)
Cash equivalents	$ 0	$ 0		$ 0
Redeemable preferred stock, outstanding | shares	12,500,000	12,500,000
Sale of Private Placement Warrants (in shares) | shares		16,738,636	16,738,636
Exercise price of warrants | $ / shares			$ 11.50
Number of classes of shares	2	2
Number of warrants exercised | shares	0	0
Antidilutive securities excluded from computation of earnings per share | shares	16,738,636
Concentration of Credit Risk	$ 250,000
Deferred underwriting fee payable	4,375,000	$ 4,375,000
Other offering costs	592,618
Unrecognized tax benefits	0	0
Initial Public Offering
Offering costs	13,130,743	13,130,743	$ 13,130,743
Underwriting fees	2,187,500	2,187,500	2,187,500
Deferred underwriting fee payable	4,375,000	4,375,000	4,375,000
Fair value of shares issued to the anchor investors and representative shares	$ 5,975,625	5,975,625	5,975,625
Other offering costs		592,618	$ 592,618
Redeemable Ordinary Shares
Net Income allocable to shares subject to redemption		$ (478,012)